Share capital and share-based compensation - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended
	May 12, 2022 USD ($) d $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from sale of stock, net of transaction costs	$ 49.7
Exercise of stock options (in shares) | shares				1,541,514	1,467,647
Share-based compensation		$ 3.8	$ 4.0	$ 10.7	$ 15.5
Fair value of stock options granted		0.0	0.2	3.6	3.5
Share-based compensation cost capitalized to assets under construction		0.2	0.4	$ 0.6	$ 0.4
Common shares, without par value
Disclosure of classes of share capital [line items]
Common stock, share subscriptions receivable	$ 50.0
Exercise price of outstanding stock options (in shares) | $ / shares	$ 9.43
Number of shares issued (in shares) | shares	5,300,352
Number Of Tranches | d	2
Common shares, without par value | LG Chem, Ltd. And LG Energy Solution Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	2,650,176
Tranche One | Common shares, without par value
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 10
Number of shares issued (in shares) | shares	4,416,960
Common stock, aggregate share subscription price	$ 44.2
Tranche Two | Common shares, without par value
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 6.6
Number of shares issued (in shares) | shares	883,392
Common stock, aggregate share subscription price	$ 5.8
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements				10 years
Employee Stock Option
Disclosure of classes of share capital [line items]
Exercise of stock options (in shares) | shares				1,541,514	1,467,647
Share-based compensation		$ (1.0)	$ (1.3)	$ (2.8)	$ (5.9)
Employee Stock Option | Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		1,300,918	7,087,013	1,300,918	7,087,013
Restricted share units
Disclosure of classes of share capital [line items]
Share-based compensation		$ (3.0)	$ (3.1)	$ (8.5)	$ (10.0)
Restricted share units | Maximum
Disclosure of classes of share capital [line items]
Vesting period				3 years
Restricted share units | Minimum
Disclosure of classes of share capital [line items]
Vesting period				1 year